Supplemental Disclosure of Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2020
Statement of cash flows [abstract]
Disclosure of Changes in Operating Assets and Liabilities

	Three months ended March 31,
	2020	2019
	$	$
Changes in operating assets and liabilities:
Trade and other receivables	(7)	(329)
Inventory	836	(305)
Prepaid expenses and other current assets	378	144
Payables and accrued liabilities	(492)	(255)
Income taxes payable	(811)	—
Current portion of deferred revenues	(406)	—
Employee future benefits (note 13)	(105)	(109)
Lease liabilities	—	(20)
	(607)	(874)